Convertible Preferred Shares and Shareholders' Equity (Deficit) - Schedule of Issuances of Redeemable Convertible Preferred Stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	Nov. 05, 2015	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Temporary Equity [Line Items]
Shares Authorized		75,458,210
Carrying Value		$ 59,305
Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Shares Authorized	12,576,364	12,576,364
Outstanding		12,576,364	12,576,000	12,576,000
Liquidation Amount		$ 60,816
Carrying Value		$ 59,305	$ 59,305	$ 59,305
Convertible Preferred Shares [Member] | Series A Preferred Shares [Member]
Temporary Equity [Line Items]
Original Issue Price per Share		$ 2.95
Shares Authorized	7,051,814	7,051,814
Outstanding		7,051,814
Liquidation Amount		$ 20,816
Carrying Value		$ 20,583
Convertible Preferred Shares [Member] | Series B Preferred Shares [Member]
Temporary Equity [Line Items]
Original Issue Price per Share		$ 7.24
Shares Authorized	5,524,550	5,524,550
Outstanding		5,524,550
Liquidation Amount		$ 40,000
Carrying Value		$ 38,722